Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Other time deposits	$ 79,700,000	$ 78,800,000
Deposits of directors, members of senior management and their affiliates	2,100,000	6,200,000
Average daily clearings	5,900,000
Deposit with overdraft status	335,000	196,000
Brokered and CDARS Deposits	732,882,000	739,406,000
Brokered Deposits [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Brokered and CDARS Deposits	$ 33,400,000	$ 34,400,000